Derivative Assets And Collateral Received (Details) (USD $)	Dec. 31, 2014		Dec. 31, 2013
Derivative [Line Items]
Gross amounts of recognized assets	$ 134,088,000		$ 181,866,000
Derivative Assets not subject to master netting agreements	2,400,000		3,000,000
Subject to Master Netting Agreements
Derivative [Line Items]
Gross amounts of recognized assets	131,731,000	[1]	178,837,000	[1]
Gross amounts offset in the Statement of Condition	0		0
Net amounts of assets presented in the Statement of Condition	131,731,000	[1],[2]	178,837,000	[1],[2]
Derivative liabilities available for offset	(15,768,000)		(68,216,000)
Collateral Received	(114,230,000)		(110,621,000)
Net amount	1,733,000		0
Derivatives, Interest Rate Contracts | Subject to Master Netting Agreements
Derivative [Line Items]
Gross amounts of recognized assets	131,731,000		178,837,000
Net amounts of assets presented in the Statement of Condition	$ 131,731,000		$ 178,837,000

[1]	2014 and 2013are comprised entirely of interest rate derivative contracts.
[2]

Included in Derivative Assets on the Consolidated Statements of Condition. As of December 31, 2014 and 2013, $2.4 million and $3.0 million, respectively, of derivative assets (primarily capital markets forward contracts) have been excluded from these tables because they are generally not subject to master netting or similar agreements.